Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Components of Long-Term Debt

	June 30, 2018	December 31, 2017
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due from 2018 to 2022	110,000	254,275
U.S. Dollar-denominated Term Loans due from 2019 to 2031	1,036,515	935,286
Norwegian Kroner-denominated Bonds due from 2018 to 2021	380,491	377,856
Euro-denominated Term Loans due from 2018 to 2023	217,621	232,957
Other U.S. Dollar-denominated loan	—	10,000
Total principal	1,744,627	1,810,374
Unamortized discount and debt issuance costs	(16,872)	(12,382)
Total debt	1,727,755	1,797,992
Less current portion	(372,378)	(552,404)
Long-term debt	1,355,377	1,245,588